Per Share Amounts	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Per Share Amounts
PER SHARE AMOUNTS
The following table summarizes the weighted average shares used in calculating net income per share:

	2017	2016
Weighted average shares – basic	545,162,580	516,336,121
Dilutive impact of restricted shares	—	—
Weighted average shares – diluted (1)	545,162,580	516,336,121

(1)	Excludes the impact of 1,603,575 weighted average shares related to restricted shares that were anti-dilutive for the year ended December 31, 2017 (year ended December 31, 2016 - 2,954,564).